Quantitative and qualitative disclosure about market risk - Provision for other receivables and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Quantitative and qualitative disclosure about market risk
Balance as of January 1	$ 10	$ 8
Provisions for doubtful accounts	109	10
Recoveries of amounts previously charged off	(10)	(8)
Balance as of December 31	$ 109	$ 10